Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and Other Payables
18.  Trade and Other Payables

	2021 $m	2020 $m
Current
Trade payables	2,727	2,164
Construction contract-related payables (i)	336	318
Deferred and contingent acquisition consideration (ii)	33	34
Accruals	2,184	2,077
Other payables	410	196
Amounts payable to equity accounted investments	2	3
Total	5,692	4,792

Non-current
Other payables	389	381
Deferred and contingent acquisition consideration (ii)	328	330
Total	717	711

(i)
Construction contract-related payables include billings in excess of revenue, together with advances received from customers in respect of work to be performed under construction contracts and foreseeable losses thereon. $288 million was recognised in the Consolidated Income Statement during 2021 which was included in the contract-related payables balance at 31 December 2020. The movements in these balances during the year was as follows:

	Advances received		Billings in excess of revenue
	2021 $m	2020 $m	2021 $m	2020 $m
At 1 January	31	12	283	239
Translation adjustment	(3)	2	(5)	6
Additional contract balances recognised	58	29	255	254
Opening balances recognised as revenue	(30)	(12)	(258)	(216)
Disposals	-	-	(1)	-
At 31 December	56	31	274	283

The carrying amounts of trade payables, construction contract-related payables and other payables approximate their fair value largely due to the short-term maturities and nature of these instruments.

(ii)
The fair value of total contingent consideration is $317 million (2020: $301 million) (Level 3 in the fair value hierarchy), and deferred consideration is $44 million (2020: $63 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from $296 million to $449 million. This is based on a range of estimated potential outcomes of the expected payment amounts primarily dependent on underlying performance metrics as set out in the relevant agreements. The fair value of contingent consideration is arrived at through discounting the expected payment to present value. Based on a reasonable possible change in assumptions, the fair value ranges from $249 million to $380 million on a discounted basis. The movement in deferred and contingent consideration during the financial year was as follows:

	2021 $m	2020 $m
At 1 January	364	376
Translation adjustment	(1)	1
Arising on acquisitions and investments during year (note 30)	1	7
Changes in estimate	10	13
Paid during year	(33)	(54)
Discount unwinding	20	21
At 31 December	361	364